INVESTMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of Investments [abstract]
INVESTMENTS	INVESTMENTS

	2022	2021
Non-Current
Investments in other companies:
- Cementos del Plata S.A.	10,234	10,234
Total	10,234	10,234
Current
Short-term investments:
- Mutual fund in pesos	664,098	2,366,825
- Time deposit in pesos	—	3,428,207
- Short-term investments in foreign currency	3,582,211	—
- Government securities in pesos	—	3,828,368
Total	4,246,309	9,623,400
Short-term investments in pesos accrue interest at an annual nominal rate of approximately 59.2% and 23.8% as of December 31, 2022 and 2021, respectively. Short-term investments in foreign currency accrue interest at an annual nominal rate of approximately 0.14% as of December 31, 2022.
Short-term investments are held for investment purposes and are made for variable periods ranging from one day to three months, according to the Group’s funding needs.